INVENTORY	6 Months Ended
Jun. 30, 2022
INVENTORY
Inventory

6. INVENTORY

	June 30, 2022	December 31, 2021
Process material stockpiles	$2,065	$1,083
Concentrate inventory	2,404	2,467
Materials and supplies	2,153	1,629
	$6,622	$5,179

The amount of inventory recognized as an expense for the six months ended June 30, 2022 totalled $11,774 (June 30, 2021 – $709). See Note 16 for further details.